Leases (right of use assets) (Tables)	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
Schedule of reconciliation of right-of-use assets

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Furniture, fittings and other	Total assets
YEAR ENDED DECEMBER 31, 2023
Opening net book value	41,365	—	238	41,603
Additions	3,593	—	189	3,781
Amortization	(2,428)	—	(141)	(2,569)
Termination of contracts	(22,516)	—	(32)	(22,548)
Exchange rate differences	127	—	(2)	125
CLOSING NET BOOK VALUE	20,141	—	251	20,392

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Furniture, fittings and other	Total assets
YEAR ENDED DECEMBER 31, 2022
Opening net book value	47,993	15	278	48,285
Additions	1,482	—	147	1,629
Amortization	(2,944)	(15)	(145)	(3,103)
Impairment charge	(4,178)	—	—	(4,178)
Revaluation due to variable payments	859	—	—	859
Termination of contracts	—	—	(32)	(32)
Exchange rate differences	(1,847)	—	(10)	(1,857)
CLOSING NET BOOK VALUE	41,365	—	238	41,603